Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2030 Fund	Aug. 16, 2024
Fidelity Freedom Index 2030 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.13%
Since Inception	6.50%	[1]
Fidelity Freedom Index 2030 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.26%
Since Inception	5.64%	[1]
Fidelity Freedom Index 2030 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.16%
Since Inception	4.80%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	15.35%
F1905
Average Annual Return:
Past 1 year	15.26%
Since Inception	6.57%

[1]	A From June 24, 2020 .